RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Related Party Transactions and Balances
	2020	2019	2018
Salaries, benefits, and consulting fees	$757	$723	$956
Share-based payments	1,468	659	531
	$2,225	$1,382	$1,487

Schedule of Due to Related Parties
	December 31, 2020	December 31, 2019
Oniva International Services Corp.	$106	$105
Directors	48	51
Jasman Yee & Associates, Inc.	-	-
	$154	$156

Schedule of Related Party Transactions with Oniva
	2020	2019	2018
Salaries and benefits	$636	$665	$594
Office and miscellaneous	290	322	560
Exploration and evaluation assets	-	206	353
	$926	$1,193	$1,507